Note 1 - Organization and Basis of Presentation (Details) (USD $)	0 Months Ended		1 Months Ended					2 Months Ended	9 Months Ended		12 Months Ended		13 Months Ended	24 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Nov. 10, 2009	Feb. 28, 2010	Jul. 31, 2009	Nov. 30, 2008	Aug. 31, 2008	Jul. 31, 2008	Apr. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2009	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2011	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member]	Jul. 31, 2008 Scenario, Previously Reported [Member]	Jul. 31, 2008 Scenario, Actual [Member]	Dec. 31, 2012 Future Receivable [Member]	Apr. 18, 2013 Minimum [Member]	Apr. 18, 2013 Maximum [Member]
Note 1 - Organization and Basis of Presentation (Details) [Line Items]
Proceeds from Issuance or Sale of Equity				$ 4,400,000			$ 43,400,000						$ 47,900,000
Proceeds from Debt, Net of Issuance Costs							45,000,000		688,000	300,000	343,000
Balance Sheet Adjustment For Sale Investment Stock																				2,900,000	2,800,000
Gain (Loss) on Disposition of Stock in Subsidiary				6,200,000
Equity Method Investment, Deferred Gain on Sale				4,500,000
Repayments of Debt							13,500,000				100,000
Payments to Employees							9,100,000
Payments of Dividends						15,800,000
Payments for Purchase of Other Assets					500,000
Common Stock Purchased in Period for Investment (in Shares)					5,355,556
Conversion of Stock, Shares Issued (in Shares)		5,100,000
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Options Issued (in Shares)		3,300,000
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued (in Shares)		18,200
Stock Issued During Period, Shares, Acquisitions (in Shares)			300,000
Stock Issued During Period, Value, Acquisitions			351,000
Working Capital Deficiency	(4,600,000)								(6,200,000)		(4,600,000)	(2,700,000)		(4,600,000)
Retained Earnings (Accumulated Deficit)	(111,329,000)								(122,494,000)		(111,329,000)	(86,102,000)		(111,329,000)
Proceeds from Issuance of Convertible Preferred Stock														7,400,000
Proceeds from convertible debt and sale of equity																		1,000,000	1,400,000
Proceeds from License Fees Received	1,750,000							1,500,000									750,000					750,000
Number of Reportable Segments											1
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds							47,900,000
Business Combination, Consideration Transferred							45,000,000					1,653,000
Payments for (Proceeds from) Other Investing Activities					500,000
Common Stock, Shares Authorized (in Shares)	470,000,000								470,000,000		470,000,000	470,000,000		470,000,000	470,000,000	175,000,000
Stockholders' Equity Note, Stock Split, Conversion Ratio																							10	25
Payment of Financing and Stock Issuance Costs									$ 300,000
Number of Installments								2